SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-04700

THE GABELLI EQUITY TRUST INC.

(Name of Registrant)

One Corporate Center

Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (914) 921-5070

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1) Title of the class of securities of The Gabelli Equity Trust Inc. (the “Fund”) to be redeemed:

5.25% Series N Cumulative Preferred Stock, par value $0.001 per share, and liquidation preference of $100 per share (the “Series N Preferred Stock”) (CUSIP #362397820).

(2) The date on which the securities are to be called or redeemed:

December 26, 2025.

(3) The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series N Preferred Stock is to be redeemed pursuant to Article I, Section 4(a) of the Fund’s Articles Supplementary Creating And Fixing The Rights Of 5.25% Series N Cumulative Preferred Stock.

(4) The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem 100% (319,500 shares) of its outstanding Series N Preferred Stock at the redemption price of $100 per share, which equals the liquidation preference of $100 per share, together with the accumulated and unpaid dividends and distributions to the redemption date of December 26, 2025.

[Remainder of Page Left Blank]

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 16th day of October 2025.

THE GABELLI EQUITY TRUST INC.

By:	/s/ John C. Ball
Name:	John C. Ball
Title:	President and Principal Executive Officer